COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2018	USD ($)	CNY (¥)
Operating Leased Assets [Line Items]
Monthly rent payable	$ 9,604	¥ 66,051
Lease agreement for office dated from October 1, 2016 to September 30, 2021
Operating Leased Assets [Line Items]
Monthly rent payable	160	1,100
Lease agreement for office dated from January 1, 2019 to December 31, 2023
Operating Leased Assets [Line Items]
Monthly rent payable	8,906	61,251
Lease agreement for office dated from September 25, 2018 to September 24, 2019
Operating Leased Assets [Line Items]
Monthly rent payable	$ 538	¥ 3,700